CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total	Common Stock	Other Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Cumulative effect of adopting ASC 606 | ASC 606	$ (15)	$ 0	$ 0	$ (15)	$ 0	$ 0
Beginning Balance at Jul. 01, 2016	3,057	125	2,096	1,330	(495)	1
Net income	543	0	0	543	0	0
Other comprehensive income	167	0	0	0	167	0
Net accumulated foreign currency loss reclassified to earnings	52	0	0	0	52	0
Shares issued under stock incentive plans	54	1	53	0	0	0
Share-based compensation expense	40	0	40	0	0	0
Repurchases and retirement of common stock	(694)	(6)	(410)	(278)	0	0
Forward contract component of accelerated share repurchase	(38)	0	(38)	0	0	0
Cash dividends ($2.28 and $2.12 per share)	(262)	0	0	(262)	0	0
Other activity related to noncontrolling interests	(1)	0	0	0	0	(1)
Ending Balance at Jun. 30, 2017	2,903	120	1,741	1,318	(276)	0
Reclassifications due to adoption of accounting standards updates	0	0	0	35	(35)	0
Net income	699	0	0	699	0	0
Other comprehensive income	109	0	0	0	109	0
Shares issued under stock incentive plans	33	0	33	0	0	0
Shares issued under defined contribution plans	31	0	31	0	0	0
Share-based compensation expense	49	0	49	0	0	0
Repurchases and retirement of common stock	(312)	(2)	(178)	(132)	0	0
Forward contract component of accelerated share repurchase	38	0	38	0	0	0
Cash dividends ($2.28 and $2.12 per share)	(272)	0	0	(272)	0	0
Ending Balance at Jun. 29, 2018	$ 3,278	$ 118	$ 1,714	$ 1,648	$ (202)	$ 0